Expense Example - Teucrium Venezuela Future Opportunities ETF - Teucrium Venezuela Future Opportunities ETF Class	Oct. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	$ 303